Income Taxes - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Tax credit carryforward, amount	$ 17.3
Tax credit carryforward expiration period	2027
Operating loss expiration period	2033
U.S. Federal [Member]
Operating loss carryforward, amount	$ 67.4
Foreign tax authority [Member]
Tax credit carryforward, amount	$ 13.7
Tax credit carryforward expiration period	2028
U.S. State [Member]
Operating loss carryforward, amount	$ 28.7